Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

Note	34 | Provisions

Included in non-current liabilities
	For contingencies
	12.31.22	12.31.21
At 12.31.21	7,755	7,145
Increases	2,622	3,569
Result from exposure to inflation for the year	(4,824)	(2,959)
At 12.31.22	5,553	7,755

Included in current liabilities

	For contingenciess
	12.31.22	12.31.21
At 12.31.21	1,046	1,052
Increases	1,783	1,011
Decreases	(537)	(586)
Result from exposure to inflation for the year	(791)	(431)
At 12.31.22	1,501	1,046